Note 1 - Organization and Nature of Business (Details Textual) - Shared Wireless Business [Member]	Mar. 09, 2016
Asset Purchase Agreement, Term	3 years
Asset Purchase Agreement, Number of One Year Renewals	2
Asset Purchase Agreement, Cancellation Notice	60 days
Asset Purchase Agreement, Renewal Term	1 year